Note 13 - Derivative Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Current	$ 41,435	$ 229,451
Derivatives, Noncurrent		16,631
Total derivative liabilities	$ 41,435	$ 246,082